Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
1
Shares Security Description Value
Common Stock - 98.1%
Communication Services - 0.5%
4,825 Cardlytics, Inc.
(a)
$ 340,500
Consumer Discretionary - 20.3%
24,940 Bed Bath & Beyond, Inc. 373,601
20,830 Bloomin' Brands, Inc. 318,074
13,765 Boot Barn Holdings, Inc.
(a)
387,347
7,675 Brinker International, Inc. 327,876
22,225 Crocs, Inc.
(a)
949,674
4,750 Deckers Outdoor Corp.
(a)
1,045,048
11,085 Five Below, Inc.
(a)
1,407,795
10,790 Floor & Decor Holdings, Inc.,
Class A
(a)
807,092
19,970 KB Home 766,648
3,755 Lithia Motors, Inc., Class A 855,915
26,455 National Vision Holdings, Inc.
(a)
1,011,639
9,110 Peloton Interactive, Inc., Class A
(a)
904,076
2,365 RH
(a)
904,896
7,445 Tempur Sealy International, Inc.
(a)
664,020
16,040 Texas Roadhouse, Inc. 975,072
7,525 TopBuild Corp.
(a)
1,284,442
5,220 Vroom, Inc.
(a)
270,292
3,805 Williams-Sonoma, Inc. 344,124
21,250 YETI Holdings, Inc.
(a)
963,050
14,560,681
Consumer Staples - 1.8%
11,305 Freshpet, Inc.
(a)
1,262,203
Financial Services - 2.0%
7,583 Kinsale Capital Group, Inc. 1,442,135
Financials - 4.1%
8,370 Goosehead Insurance, Inc.,
Class A 724,758
16,550 Green Dot Corp., Class A
(a)
837,596
13,345 Palomar Holdings, Inc.
(a)
1,391,083
2,953,437
Health-Care - 27.1%
9,040 Addus HomeCare Corp.
(a)
854,370
16,105 Biohaven Pharmaceutical Holding
Co., Ltd.
(a)
1,046,986
18,610 Denali Therapeutics, Inc.
(a)
666,796
15,550 Inari Medical, Inc.
(a)
1,073,261
9,435 Inspire Medical Systems, Inc.
(a)
1,217,587
5,260 iRhythm Technologies, Inc.
(a)
1,252,459
5,805 LHC Group, Inc.
(a)
1,233,911
6,535 Mirati Therapeutics, Inc.
(a)
1,085,137
9,520 MyoKardia, Inc.
(a)
1,297,862
20,770 Natera, Inc.
(a)
1,500,425
19,210 NeoGenomics, Inc.
(a)
708,657
Shares Security Description Value
Health-Care - 27.1% (continued)
9,090 Nevro Corp.
(a)
$ 1,266,237
22,225 Pacira BioSciences, Inc.
(a)
1,336,167
6,530 Repligen Corp.
(a)
963,436
14,170 Rocket Pharmaceuticals, Inc.
(a)
323,926
11,790 Shockwave Medical, Inc.
(a)
893,682
17,775 SI-BONE, Inc.
(a)
421,623
12,965 Tandem Diabetes Care, Inc.
(a)
1,471,527
8,655 Turning Point Therapeutics, Inc.
(a)
756,101
19,370,150
Health-Care Services - 0.5%
1,625 Amedisys, Inc.
(a)
384,199
Industrials - 22.0%
14,235 Advanced Drainage Systems, Inc. 888,833
10,390 Allegiant Travel Co. 1,244,722
20,430 Astec Industries, Inc. 1,108,328
48,650 Builders FirstSource, Inc.
(a)
1,586,963
10,450 Casella Waste Systems, Inc.
(a)
583,633
12,985 Chart Industries, Inc.
(a)
912,456
3,785 Generac Holdings, Inc.
(a)
732,927
7,285 John Bean Technologies Corp. 669,419
26,025 Knight-Swift Transportation
Holdings, Inc. 1,059,218
18,675 Kornit Digital, Ltd.
(a)
1,211,447
24,305 Montrose Environmental Group,
Inc.
(a)
578,945
8,710 Patrick Industries, Inc. 500,999
31,210 Plug Power, Inc.
(a)
418,526
2,670 Proto Labs, Inc.
(a)
345,765
8,850 Saia, Inc.
(a)
1,116,339
9,045 SiteOne Landscape Supply, Inc.
(a)
1,103,038
26,515 The AZEK Co., Inc.
(a)
922,987
11,030 Trex Co., Inc.
(a)
789,748
15,774,293
Information Technology - 5.6%
6,405 Bill.com Holdings, Inc.
(a)
642,486
2,495 Cabot Microelectronics Corp. 356,311
16,225 Cerence, Inc.
(a)
792,916
11,050 MACOM Technology Solutions
Holdings, Inc.
(a)
375,810
2,535 Monolithic Power Systems, Inc. 708,811
9,565 Varonis Systems, Inc.
(a)
1,103,992
3,980,326
Real Estate - 1.3%
14,990 QTS Realty Trust, Inc., Class A
REIT 944,670

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
2
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 12.9%
7,005 Bandwidth, Inc., Class A
(a)
$ 1,222,863
6,655 LiveRamp Holdings, Inc.
(a)
344,529
30,780 MaxLinear, Inc.
(a)
715,327
2,820 nCino, Inc.
(a)
224,698
11,365 Q2 Holdings, Inc.
(a)
1,037,170
27,200 Sailpoint Technologies Holdings,
Inc.
(a)
1,076,304
15,990 SiTime Corp.
(a)
1,343,640
34,800 Sprout Social, Inc., Class A
(a)
1,339,800
7,570 Sumo Logic, Inc.
(a)
165,026
30,195 SunPower Corp.
(a)
377,739
13,405 Sunrun, Inc.
(a)
1,033,123
11,385 Vocera Communications, Inc.
(a)
331,076
9,211,295
Total Common Stock (Cost $57,679,266) 70,223,889
Investments, at value - 98.1% (Cost
$57,679,266) $ 70,223,889
Other Assets & Liabilities, Net - 1.9% 1,376,430
Net Assets - 100.0% $ 71,600,319
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 70,223,889
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 70,223,889